Stock Options (Details Narrative)	9 Months Ended
May 31, 2016 USD ($) $ / shares shares
Stock option available for grant shares	3,216,665
Closing stock option exercise price | $ / shares	$ 4.19
Stock option outstanding	670,000
Stock based compensation unrecognized | $	$ 201,923
Expected period for recognition	2 years 6 months
2006 Incentive Stock Option Plan [Member]
Stock option approved	5,000,000
Stock option available for grant shares	3,216,665
Stock option exercise	883,334